Business activity - Additional information (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Business activity, current context and acquisition of Subsidiaries [Line Items]
Outstanding Capital Stock Percentage	73.38%	71.95%
Banco Internacional del Per SAA [Member]
Business activity, current context and acquisition of Subsidiaries [Line Items]
Percentage of capital stock owned	99.31%	99.31%
Interseguro Compaa de Seguros SA [Member]
Business activity, current context and acquisition of Subsidiaries [Line Items]
Percentage of capital stock owned	99.85%	99.85%
Inteligo group corp [member]
Business activity, current context and acquisition of Subsidiaries [Line Items]
Percentage of capital stock owned	100.00%	100.00%
Izipay [Member]
Business activity, current context and acquisition of Subsidiaries [Line Items]
Percentage of capital stock owned	100.00%	100.00%
Goodwill	S/ 238,429,000
Intercorp Per Ltd [Member]
Business activity, current context and acquisition of Subsidiaries [Line Items]
Issued capital stock, Percentage	74.38%	72.47%